IMPAIRMENT OF ASSETS - Impairments (Reversals of Impairments) Recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	$ 2,359,000	$ 5,804,000
Impairment reversed	0	(1,255,000)
Manufacturing facility closures, restructuring and other related charges
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	596,000	2,054,000
Impairment reversed		(1,255,000)
Manufacturing facility closures, restructuring and other related charges | Inventories
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	596,000	634,000
Impairment reversed		(504,000)
Manufacturing facility closures, restructuring and other related charges | Buildings
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	0	236,000
Impairment reversed		0
Manufacturing facility closures, restructuring and other related charges | Manufacturing equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	0	987,000
Impairment reversed		(751,000)
Manufacturing facility closures, restructuring and other related charges | Computer equipment and software
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	0	114,000
Impairment reversed		0
Manufacturing facility closures, restructuring and other related charges | Furniture, office equipment and other
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	0	18,000
Impairment reversed		0
Manufacturing facility closures, restructuring and other related charges | Construction in progress
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	0	65,000
Impairment reversed		0
Cost of sales
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	1,763,000	3,750,000
Impairment reversed		0
Cost of sales | Inventories
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	1,179,000	2,877,000
Impairment reversed		0
Cost of sales | Manufacturing equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	127,000	224,000
Impairment reversed		0
Cost of sales | Computer equipment and software
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	0	35,000
Impairment reversed		0
Cost of sales | Construction in progress
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	86,000	542,000
Impairment reversed		0
Cost of sales | Intangibles
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	$ 371,000	72,000
Impairment reversed		$ 0